Financial assets and liabilities - Schedule of fair value option of financial instruments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Book Value	R$ (64,227,131)	R$ (66,455,426)	R$ (56,904,654)
Financial liabilities at fair value through profit or loss, category | FX rate risk | BNP Paribas 2024 [Member] | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives
Financial liabilities at fair value through profit or loss, category | FX rate risk | Scotiabank 2022 [Member] | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Book Value	(1,939,524)	(6,151,060)
Accumulated fair value from hedge adjustments	3,488	(1,568,657)
Book value	R$ 74,391	658,868
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | PPE - (Moove) | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 0.79%
Notional amount of derivatives	R$ 100,000
Book value	R$ 10,069	66,125
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | NCEs [member] | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 0.60%
Notional amount of derivatives	R$ 50,000
Book value	R$ (9,119)	42,006
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | NCEs [member] | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 0.50%
Notional amount of derivatives	R$ 50,000
Book value	R$ (2,295)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Swap Senior Notes 2027 | Cosan S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	BRL + 114.66% CDI
Notional amount of derivatives
Book value		217,523
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | FX and interest rate swap, one | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	BRL + 108% CDI
Notional amount of derivatives	R$ 12,685
Book value	R$ 6,000	12,253
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Scotiabank 2022 [Member] | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 1.20%
Notional amount of derivatives
Book value		95,971
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Scotiabank 2023 [Member] | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 1.30%
Notional amount of derivatives	R$ 749,310
Book value	R$ 69,736	169,185
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | BNP Paribas 2024 [Member] | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	CDI + 1.30%
Book value		55,805
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | PPE - (Moove) | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	SOFR + 1.40%
Notional amount	R$ (100,000)
Book Value	(549,611)	(620,690)
Accumulated fair value from hedge adjustments	R$ 1,862	(13,554)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | NCEs [member] | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	SOFR + 1.30%
Notional amount	R$ (50,000)
Book Value	(282,516)	(320,606)
Accumulated fair value from hedge adjustments	R$ 976	(4,164)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | NCEs [member] | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	4.52%
Notional amount	R$ (50,000)
Book Value	(274,252)
Accumulated fair value from hedge adjustments	R$ 1,283
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Senior Notes Due 2027 [Member] | Cosan S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	USD + 7.00%
Notional amount
Book Value		(2,475,674)
Accumulated fair value from hedge adjustments		(1,540,318)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Export Credit Agency (“ECA”) | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	EUR + 0.58%
Notional amount	R$ (12,685)
Book Value	(4,526)	(38,525)
Accumulated fair value from hedge adjustments	R$ (8)	(713)
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Scotiabank 2022 [Member] | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	USD + 2.51%
Book Value		(1,245,669)
Accumulated fair value from hedge adjustments		3,580
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | Scotiabank 2023 [Member] | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	USD + 4.76%
Notional amount	R$ (749,310)
Book Value	(828,619)	(926,262)
Accumulated fair value from hedge adjustments	R$ (625)	5,920
Financial liabilities at fair value through profit or loss, category | FX rate risk | Designated as Hedging Instruments [Member] | BNP Paribas 2024 [Member] | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	EUR + 5.74%
Notional amount
Book Value		(523,634)
Accumulated fair value from hedge adjustments		(19,408)
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Book Value	(7,047,651)	(6,011,207)
Accumulated fair value from hedge adjustments	382,573	368,990
Book value	R$ 168,778	(67,588)
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debenture 4th issue - 3rd series | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	112.49% CDI
Notional amount of derivatives
Book value		3,203
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Projects VI and VII | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	87.50% CDI
Notional amount of derivatives	R$ 78,110
Book value	R$ (3,048)	(3,332)
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	82.94% CDI
Notional amount of derivatives	R$ 616,366
Book value	R$ (42,744)	(39,834)
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Project IX | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	98.90% CDI
Notional amount of derivatives	R$ 540,992
Book value	R$ 33,502	1,394
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Project IX - Sub A (Compass) | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	95.55% CDI
Notional amount of derivatives	R$ 292,893
Book value	R$ 1,745	(14,383)
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Project IX - Sub A (Compass) | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	92.35% CDI
Notional amount of derivatives	R$ 188,050
Book value	R$ 783	(8,929)
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Project IX - Sub B (Compass) | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	98.49% CDI
Notional amount of derivatives	R$ 301,483
Book value	R$ 1,149	(15,994)
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	107% CDI
Notional amount of derivatives	R$ 60,000
Book value	R$ 24,126	60,419
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	103% CDI
Notional amount of derivatives	R$ 600,000
Book value	R$ 179,919	130,505
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debenture 9th issue - 1st series | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	109.20% CDI
Notional amount of derivatives	R$ 500,000
Book value	R$ 37,108	5,192
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debenture 9th issue - 2nd series | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	110.60% CDI
Notional amount of derivatives	R$ 500,000
Book value	R$ (7,512)	(39,535)
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debentures 11th issue, 1st series | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	100.45% CDI
Notional amount of derivatives	R$ 750,000
Book value	R$ (37,594)	(71,755)
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debenture 11th issue - 2nd series | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	99.70% CDI
Notional amount of derivatives	R$ 750,000
Book value	R$ (48,653)	(84,963)
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debenture 12th issue - single series | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	95.66% CDI
Notional amount of derivatives	R$ 600,000
Book value	R$ 44,360	10,424
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debenture 2nd issue - Single series | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	97.40% CDI
Notional amount of derivatives	R$ 800,000
Book value	R$ (14,363)
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debenture 4th issue - 3rd series | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 7.36%
Notional amount
Book Value		(41,436)
Accumulated fair value from hedge adjustments		718
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debenture 9th issue - 1st series | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5.12%
Notional amount	R$ (500,000)
Book Value	(575,279)	(512,946)
Accumulated fair value from hedge adjustments	R$ 75,823	88,728
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debenture 9th issue - 2nd series | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5.22%
Notional amount	R$ (500,000)
Book Value	(530,740)	(466,173)
Accumulated fair value from hedge adjustments	R$ 120,271	133,379
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Projects VI and VII | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4.10%
Notional amount	R$ (78,110)
Book Value	(67,724)	(88,477)
Accumulated fair value from hedge adjustments	R$ 2,844	3,288
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 3.25%
Notional amount	R$ (616,366)
Book Value	(575,321)	(639,325)
Accumulated fair value from hedge adjustments	R$ 41,068	39,439
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Project IX | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5.74%
Notional amount	R$ (540,992)
Book Value	(564,266)	(554,820)
Accumulated fair value from hedge adjustments	R$ 46,209	54,110
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Project IX - Sub A (Compass) | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5.74%
Notional amount	R$ (292,893)
Book Value	(291,576)	(287,962)
Accumulated fair value from hedge adjustments	R$ 19,222	22,242
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Project IX - Sub A (Compass) | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 5.74%
Notional amount	R$ (188,050)
Book Value	(186,576)	(184,883)
Accumulated fair value from hedge adjustments	R$ 9,574	10,864
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | BNDES Project IX - Sub B (Compass) | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 6.01%
Notional amount	R$ (301,483)
Book Value	(299,933)	(295,695)
Accumulated fair value from hedge adjustments	R$ 20,339	23,999
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debentures 11th issue, 1st series | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 6.38%
Notional amount	R$ (750,000)
Book Value	(757,552)	(685,420)
Accumulated fair value from hedge adjustments	R$ 58,101	72,780
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debenture 11th issue - 2nd series | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 6.45%
Notional amount	R$ (750,000)
Book Value	(739,987)	(662,782)
Accumulated fair value from hedge adjustments	R$ 68,957	85,912
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debenture 12th issue - single series | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 7.17%
Notional amount	R$ (600,000)
Book Value	(619,902)	(588,142)
Accumulated fair value from hedge adjustments	R$ (18,877)	(10,096)
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debenture 2nd issue - Single series | Compass [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 7.44%
Notional amount	R$ (800,000)
Book Value	(881,057)
Accumulated fair value from hedge adjustments	R$ 3,057
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4.68%
Notional amount	R$ (60,000)
Book Value	(169,600)	(248,085)
Accumulated fair value from hedge adjustments	R$ (473)	(59,916)
Financial liabilities at fair value through profit or loss, category | Interest rate risk [member] | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4.50%
Notional amount	R$ (600,000)
Book Value	(788,138)	(755,061)
Accumulated fair value from hedge adjustments	R$ (63,542)	R$ (96,457)